Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after March 31, 2025, the balance sheet date, up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

Note 11 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On December 31, 2024, the Company received a Notice from the Nasdaq stating that the Company no longer complied with the Rule for continued listing on Nasdaq. Under the Rule, the Company is required to complete its initial business combination within 36 months of the effectiveness of the Company’s initial public offering registration statement, or by December 27, 2024, which the Company failed to do.

On February 5, 2025, the Company entered into an Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, by and among the Company, Merger Sub, and EM, which amended the Merger Agreement in accordance with Section 11.11 of the Merger Agreement.

CMR Merger Agreement

On February 10, 2025, as part of the series of transactions contemplated by the Business Combination, the Company entered into an Agreement and Plan of Merger (the “CMR Merger Agreement”), by and among the Company, Critical Mineral Recovery, Inc., a Missouri corporation (“CMR”), and the other parties thereto, pursuant to which CMR will be merged out of existence and into a wholly owned subsidiary of the Company.

Pursuant to the CMR Merger Agreement, the sole shareholder of CMR shall receive (A) 22,500,000 shares of New EM common stock, (B) cash in an amount of $125,000,000 and (C) cash in an amount up to $50,000,000 to be used to repay CMR’s indebtedness.

The CMR Merger Agreement contains customary representations and warranties by the parties. Certain of the representations are subject to specified exceptions and qualifications contained in the CMR Merger Agreement or in information provided pursuant to certain disclosure schedules to the CMR Merger Agreement.

The closing of the CMR Merger Agreement is subject to the closing of the other transactions that are part of the Business Combination and other customary closing conditions. The consummation of the other transactions that are part of the Business Combination are conditioned on the consummation of the transactions contemplated by the CMR Merger Agreement.

Ancillary Agreement Amendments

Company Equityholder Support and Lock-up Agreement

On February 10, 2025, the Company Equityholder executed and delivered to the Company an Amendment to Company Equityholder Support and Lock-up Agreement, pursuant to which the term of the lock-up period contemplated thereby was extended to the third anniversary of the Closing.

Sponsor Support and Lock-Up Agreement

On February 10, 2025, the Sponsor executed and delivered to EM an Amendment to Sponsor Support and Lock-up Agreement, pursuant to which the term of the lock-up period contemplated thereby was extended to the third anniversary of the Closing.

EVOLUTION METALS LLC [Member]
Subsequent Events [Line Items]
Subsequent Events

Note 13 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below or within these unaudited condensed consolidated financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

In April 2025 and May 2025, the Company entered into two additional unsecured promissory note with the managing member of the Company in the amount of $565,201 and $250,000, respectively. The April 2025 Related Party Note and the May 2025 Related Party Note are non-interest bearing and mature on the earlier of (a) the Closing or (b) December 31, 2025.

On May 16, 2025, the managing member and sole common unitholder of EM adopted an amendment to the Company’s Operating Agreement (the “Operating Agreement Amendment”) to, among other things, revise the definition of “Majority in Interest,” permit the issuance of non-voting units, subject to approval by EM LLC’s manager, and allow for the transfer of units by the member to a trust or other entity if such transfer is made for tax, financial or retirement planning purposes.On June 10, 2025, EM LLC entered into an Amendment No. 4 to Amended and Restated Agreement and Plan of Merger (the “Merger Agreement Amendment”), by and among EM, WTMA and Merger Sub, which amended the Amended Merger Agreement by among other things, extending the Agreement End Date of the Amended Merger Agreement to September 30, 2025.

Note 14 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below or within these financial statements, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.

Incorporation of new subsidiaries:    In January 2025, the Company incorporated two wholly owned subsidiaries in South Korea.

Convertible Preferred Unit Issuances:    During the quarter ended March 31, 2025, the Company entered into seven additional convertible preferred stock agreements to issue and aggregate 7,050,000 convertible preferred units, in exchange for $1.00 per share (the “Subsequent Preferred Unit Issuance”) for gross proceeds of $7,050,000.

Six of the subsequent Preferred Unit Issuances with proceeds of $5,050,000 have the same rights, preferences, privileges and restrictions as the outstanding convertible preferred units, with a stated conversation ratio of 5:1, whereby 1,010,000 shares of New EM common stock would be issued in exchange for the 5,050,000 units of convertible preferred units issued in connection with these six agreements at the closing of the Business Combination. Additionally, three of the convertible promissory notes include a CPU Share Allocation Obligation.

One of the subsequent Preferred Unit Issuances have the same rights, preferences, privileges and restrictions as the outstanding convertible preferred units, with a stated conversation ratio of 1:1, whereby 2,000,000 shares of New EM common stock would be issued in exchange for the 2,000,000 units of convertible preferred units issued under that agreement.

Additionally, three of the convertible preferred units include a CPU Share Allocation Obligation representing pro rata percentage of 1.0% of the Company’s fully diluted ownership in New EM at closing of the Business Combination equal to the percentage of the investor’s investment into the Company’s convertible preferred units the investors purchase divided by $2,000,000.

The use of the proceeds from the issuance of the Subsequent Preferred Unit Issuance is limited to working capital related to the Business Combination.

Notes receivable:    In March 2025, the Company entered into unsecured promissory notes with the Sponsor in the amount of $474,490. This note is non-interest bearing and mature on the earlier of the (a) Closing or (b) liquidation of WTMA. In June 2025, the Company entered into unsecured promissory notes with the Sponsor in the amount of $286,259. This note is non-interest bearing and mature on the earlier of the (a) Closing or (b) liquidation of WTMA.

Notes receivable, related party:    In January 2025, February 2025, and March 2025, the Company entered into four additional unsecured promissory note with the managing member of the Company as follows:

Gross proceeds
January 2025	$502,000
February 2025	250,000
February 2025	620,000
March 2025	308,000
April 2025	565,201
May 2025	250,000
Total	$2,495,201

These notes receivable, related party are non-interest bearing and mature on the earlier of (a) the Company’s closing of the Business Combination or (b) December 31, 2025.

Termination of Planned Acquisition of CMR:    On July 3, 2025, the planned acquisition of CMR was terminated. A key estimate used in the estimated fair value of the Company’s derivative liabilities was the enterprise value of New EM, which included the enterprise value of the Four Entities and CMR as components.

For these agreements that existed as of December 31, 2024, if the liabilities were to be remeasured at June 30, 2025 to reflect the impact of the termination and at current market conditions, the change in fair value would be reflected in the six month period ended June 30, 2025, and the current liabilities are as follows:

June 30, 2025
Current liabilities:
July Investment Agreement Derivative	$112,521,314
CPU Share Allocation Obligations	2,505,277
Total liabilities	$115,026,591

On July 21, 2025, the Company entered into Amendment No. 5 to Amended and Restated Agreement and Plan of Merger, dated as of November 6, 2024, as amended by Amendment No. 1 to Amended and Restated Agreement and Plan of Merger, dated November 11, 2024, Amendment No. 2 to Amended and Restated Agreement and Plan of Merger, dated February 10, 2025, Amendment No. 3 to Amended and Restated Agreement and Plan of Merger, dated March 31, 2025, and Amendment No. 4 to Amended and Restated Agreement and Plan of Merger, dated June 11, 2025 by and among the WTMA, WTMA Merger Subsidiary LLC, a Delaware limited liability company and a direct wholly-owned subsidiary of WTMA, and Evolution Metals LLC, a Delaware limited liability company, which amended and restated that certain Agreement and Plan of Merger, dated as of April 1, 2024.